SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) - USD ($)					1 Months Ended			3 Months Ended	9 Months Ended			12 Months Ended
	Oct. 11, 2022	Jul. 12, 2022	Jan. 21, 2022	Jan. 13, 2022	Oct. 31, 2022	Jul. 31, 2022	Jan. 31, 2022	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Aug. 28, 2022
Significant Accounting Policies
Offering costs allocated to the warrant liability was charged to operations												$ 667,259
Offering costs charged to temporary equity and accreted to redemption value									$ 12,605,837
Amount of loan contributed									523,743	$ 309,210	$ 62,558	527,756
Amount contributed to Trust Account								$ 221,190	1,451,532
Class A Ordinary shares elected to redeem upon extension of business combination period					1,202,070
Cash withdrawn from Trust Account in connection with redemption			$ 148,079,821		$ 12,349,642		$ 148,079,821
Unrecognized tax benefits								0	0		0	0
Amount accrued for interest and penalties								0	0		0	0
Cash, FDIC insured amount												250,000
Offering costs									13,273,096
Offering costs charged to shareholders' equity												$ 12,737,837
Offering costs allocated to warrant liability									667,259		$ 667,259
Sponsor [Member]
Significant Accounting Policies
Maximum borrowing capacity								2,000,000	2,000,000				$ 2,125,000
Minimum borrowing capacity								$ 1,500,000	$ 1,500,000				$ 2,000,000
Related Party Loans
Significant Accounting Policies
Amount of loan contributed				$ 1,500,000
Class A common stock [Member]
Significant Accounting Policies
Class A Ordinary shares elected to redeem upon extension of business combination period					1,202,070
Cash withdrawn from Trust Account in connection with redemption					$ 12,349,642
Class A common stock [Member] | Warrants [Member]
Significant Accounting Policies
Exclusion of shares in the calculation of diluted income (loss) per share												18,100,000
Class A common stock [Member]
Significant Accounting Policies
Sponsor loan amount per share of ordinary share upon extension of business combination period				$ 0.03
Class A Ordinary shares elected to redeem upon extension of business combination period		4,256,979	14,797,723		1,202,070	4,256,979	14,797,723
Cash withdrawn from Trust Account in connection with redemption		$ 43,349,494			$ 12,349,642	$ 43,349,494	$ 148,079,821
Class A common stock [Member] | Subsequent event [Member]
Significant Accounting Policies
Class A Ordinary shares elected to redeem upon extension of business combination period	1,202,070
Cash withdrawn from Trust Account in connection with redemption	$ 12,324,919
Class A common stock [Member] | Warrants [Member]
Significant Accounting Policies
Exclusion of shares in the calculation of diluted income (loss) per share									18,100,000